Employee Stock And Incentive Plan (Summary Of Options Outstanding And Options Exercisable) (Details) - Stock Options [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding and Exercisable, Shares | shares	659,533
Options Outstanding and Exercisable, Weighted Average Remaining Life	2 years 6 months
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 16.62
$13.00 - 14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	13.00
Range of prices, Upper limit	$ 14.99
Options Outstanding and Exercisable, Shares | shares	160,722
Options Outstanding and Exercisable, Weighted Average Remaining Life	4 years 1 month 6 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 13.72
$15.00 - 15.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	15.00
Range of prices, Upper limit	$ 15.99
Options Outstanding and Exercisable, Shares | shares	165,615
Options Outstanding and Exercisable, Weighted Average Remaining Life	3 years 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 15.30
$16.00 - 16.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	16.00
Range of prices, Upper limit	$ 16.99
Options Outstanding and Exercisable, Shares | shares	144,654
Options Outstanding and Exercisable, Weighted Average Remaining Life	2 years 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 16.15
$17.00 - 19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	17.00
Range of prices, Upper limit	$ 19.99
Options Outstanding and Exercisable, Shares | shares	112,297
Options Outstanding and Exercisable, Weighted Average Remaining Life	1 year 2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 18.61
$20.00 - 23.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of prices, Lower limit	20.00
Range of prices, Upper limit	$ 23.99
Options Outstanding and Exercisable, Shares | shares	76,245
Options Outstanding and Exercisable, Weighted Average Remaining Life	2 months 12 days
Options Outstanding and Exercisable, Weighted Average Exercise Price	$ 23.57